Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

7.	Fair Value Measurements
The fair values of assets and liabilities are categorized into three levels based upon the assumptions (inputs) used to determine those values. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A description of the valuation methodologies used for assets measured at fair value is included in Note 3. Fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

The three levels of the fair value hierarchy are described as follows:
Level 1 - Quoted prices in active markets for identical assets. The Plan's investments with active markets include its investment in Brown-Forman Corporation Class B common stock, as well as its investments in mutual funds which are reported at fair value utilizing Level 1 inputs. For these investments, quoted current market prices are readily available.
Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets in active markets; quoted prices for identical or similar assets in markets that are not active; or inputs other than quoted prices that are observable, or that are derived principally from or corroborated by observable market data by correlation or other means for substantially the full term of the assets. There are no investments in the Plan that represent a level 2 valuation.
Level 3 - Unobservable inputs (i.e. projections, estimates, interpretations, etc.) that are supported by little or no market activity and that are significant to the fair value of the assets. There are no investments in the Plan that represent a level 3 valuation.

There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.

The valuation methods described in Note 3 may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Further, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table represents the Plan's fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2025:

	Fair Value Measurements at December 31, 2025
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$9,628,687	$9,628,687	$—	$—
Brown-Forman Corporation Class B common stock	2,062,728	2,062,728	—	—
Total assets in fair value hierarchy	11,691,415	11,691,415	—	—
Investments measured at net asset value (a):
Collective trust funds	16,868,171	—	—	—
Pooled separate accounts	2,444,402	—
Investments at fair value	$31,003,988	$11,691,415	$—	$—
The following table represents the Plan's fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2024:

	Fair Value Measurements at December 31, 2024
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$15,329,080	$15,329,080	$—	$—
Brown-Forman Corporation Class B common stock	3,668,965	3,668,965	—	—
Total assets in fair value hierarchy	18,998,045	18,998,045	—	—
Investments measured at net asset value (a):
Collective trust funds	14,380,680	—	—	—
Pooled separate accounts	1,467,368	—	—	—
Investments at fair value	$34,846,093	$18,998,045	$—	$—

(a) In accordance with Financial Accounting Standards Board guidance, investments measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits. This amount represents investments in collective trust funds and pooled separate accounts which each file a Form 5500 as a direct filing entity. As such, significant investment strategies have not been disclosed for these investments.